Insurance and reinsurance contracts - Reinsurance contracts - expected recognition of the CSM (Details) - RI - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Insurance/Reinsurance contracts - expected recognition
Net liabilities (assets)	$ (2,854)	$ (1,275)	$ (681)
Including JVs and associates
Insurance/Reinsurance contracts - expected recognition
Net liabilities (assets)	(2,998)	(1,390)	(800)
Contractual service margin (CSM)
Insurance/Reinsurance contracts - expected recognition
Net liabilities (assets)	(510)	(1,345)	(1,330)
Contractual service margin (CSM) | 1 year or less
Insurance/Reinsurance contracts - expected recognition
Net liabilities (assets)	(55)	(177)
Contractual service margin (CSM) | After 1 year to 2 years
Insurance/Reinsurance contracts - expected recognition
Net liabilities (assets)	(48)	(132)
Contractual service margin (CSM) | After 2 years to 3 years
Insurance/Reinsurance contracts - expected recognition
Net liabilities (assets)	(45)	(103)
Contractual service margin (CSM) | After 3 years to 4 years
Insurance/Reinsurance contracts - expected recognition
Net liabilities (assets)	(40)	(85)
Contractual service margin (CSM) | After 4 years to 5 years
Insurance/Reinsurance contracts - expected recognition
Net liabilities (assets)	(37)	(74)
Contractual service margin (CSM) | After 5 years to 10 years
Insurance/Reinsurance contracts - expected recognition
Net liabilities (assets)	(125)	(268)
Contractual service margin (CSM) | After 10 years to 15 years
Insurance/Reinsurance contracts - expected recognition
Net liabilities (assets)	(64)	(173)
Contractual service margin (CSM) | After 15 years to 20 years
Insurance/Reinsurance contracts - expected recognition
Net liabilities (assets)	(36)	(113)
Contractual service margin (CSM) | After 20 years
Insurance/Reinsurance contracts - expected recognition
Net liabilities (assets)	(60)	(220)
Contractual service margin (CSM) | Group's share relating to JVs and associates
Insurance/Reinsurance contracts - expected recognition
Net liabilities (assets)	9	5
Contractual service margin (CSM) | Group's share relating to JVs and associates | 1 year or less
Insurance/Reinsurance contracts - expected recognition
Net liabilities (assets)	(4)	(2)
Contractual service margin (CSM) | Group's share relating to JVs and associates | After 1 year to 2 years
Insurance/Reinsurance contracts - expected recognition
Net liabilities (assets)	2
Contractual service margin (CSM) | Group's share relating to JVs and associates | After 2 years to 3 years
Insurance/Reinsurance contracts - expected recognition
Net liabilities (assets)	2	1
Contractual service margin (CSM) | Group's share relating to JVs and associates | After 3 years to 4 years
Insurance/Reinsurance contracts - expected recognition
Net liabilities (assets)	2	1
Contractual service margin (CSM) | Group's share relating to JVs and associates | After 4 years to 5 years
Insurance/Reinsurance contracts - expected recognition
Net liabilities (assets)	1	1
Contractual service margin (CSM) | Group's share relating to JVs and associates | After 5 years to 10 years
Insurance/Reinsurance contracts - expected recognition
Net liabilities (assets)	5	3
Contractual service margin (CSM) | Group's share relating to JVs and associates | After 10 years to 15 years
Insurance/Reinsurance contracts - expected recognition
Net liabilities (assets)	2	2
Contractual service margin (CSM) | Group's share relating to JVs and associates | After 15 years to 20 years
Insurance/Reinsurance contracts - expected recognition
Net liabilities (assets)	1
Contractual service margin (CSM) | Group's share relating to JVs and associates | After 20 years
Insurance/Reinsurance contracts - expected recognition
Net liabilities (assets)	(2)	(1)
Contractual service margin (CSM) | Including JVs and associates
Insurance/Reinsurance contracts - expected recognition
Net liabilities (assets)	(501)	(1,340)	$ (1,315)
Contractual service margin (CSM) | Including JVs and associates | 1 year or less
Insurance/Reinsurance contracts - expected recognition
Net liabilities (assets)	(59)	(179)
Contractual service margin (CSM) | Including JVs and associates | After 1 year to 2 years
Insurance/Reinsurance contracts - expected recognition
Net liabilities (assets)	(46)	(132)
Contractual service margin (CSM) | Including JVs and associates | After 2 years to 3 years
Insurance/Reinsurance contracts - expected recognition
Net liabilities (assets)	(43)	(102)
Contractual service margin (CSM) | Including JVs and associates | After 3 years to 4 years
Insurance/Reinsurance contracts - expected recognition
Net liabilities (assets)	(38)	(84)
Contractual service margin (CSM) | Including JVs and associates | After 4 years to 5 years
Insurance/Reinsurance contracts - expected recognition
Net liabilities (assets)	(36)	(73)
Contractual service margin (CSM) | Including JVs and associates | After 5 years to 10 years
Insurance/Reinsurance contracts - expected recognition
Net liabilities (assets)	(120)	(265)
Contractual service margin (CSM) | Including JVs and associates | After 10 years to 15 years
Insurance/Reinsurance contracts - expected recognition
Net liabilities (assets)	(62)	(171)
Contractual service margin (CSM) | Including JVs and associates | After 15 years to 20 years
Insurance/Reinsurance contracts - expected recognition
Net liabilities (assets)	(35)	(113)
Contractual service margin (CSM) | Including JVs and associates | After 20 years
Insurance/Reinsurance contracts - expected recognition
Net liabilities (assets)	$ (62)	$ (221)